Document and Entity Information Document	Feb. 04, 2022
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Rockwell Automation, Inc.
Entity Address, Address Line One	1201 South Second Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53204
City Area Code	414
Local Phone Number	382-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001024478
Security Exchange Name	NYSE
Trading Symbol	ROK
Title of 12(b) Security	Common Stock ($1.00 par value)
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12383
Entity Tax Identification Number	25-1797617